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This amendment (check only one): [ ] is a restatement
                                 [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London
23 JANUARY 2007

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE


Name of Issuer            Title of ClID_CUSIP    Value (x$1Share Inv DiOther mVoting Auth
ARCHER-DANIELS-MIDLAND CO Common Shar039483102        15980500000YES   None   Sole
AGRIUM INC                Common Shar008916108        19483618700YES   None   Sole
ALLSTATE CORP             Common Shar020002101        34502529900YES   None   Sole
APACHE CORP               Common Shar037411105        36395547210YES   None   Sole
ANADARKO PETROLEUM CORP   Common Shar032511107        16707383900YES   None   Sole
BURLINGTON NORTHERN SANTA Common Shar12189T104        34130462400YES   None   Sole
CATERPILLAR INC           Common Shar149123101        19914324700YES   None   Sole
BRASIL DISTR PAO ACU-SP ADCommon Shar20440T201          964 28200YES   None   Sole
CHESAPEAKE ENERGY CORP    Common Shar165167107        33495115300YES   None   Sole
CHUNGHWA TELECOM CO LTD-ADCommon Shar17133Q205          493 25000YES   None   Sole
CONOCOPHILLIPS            Common Shar20825C104        74238103180YES   None   Sole
DEERE & CO                Common Shar244199105        23815250500YES   None   Sole
DIANA SHIPPING INC        Common SharMHY2066G1044      6324400000YES   None   Sole
DEVON ENERGY CORPORATION  Common Shar25179M103        38209569600YES   None   Sole
INFOSYS TECHNOLOGIES-SP ADCommon Shar456788108        22642415000YES   None   Sole
BANCO ITAU HOLDING FIN-ADRCommon Shar059602201         1374 38000YES   None   Sole
JOHNSON & JOHNSON         Common Shar478160104        18486280000YES   None   Sole
KOOKMIN BANK-SPON ADR     Common Shar50049M109         1210 15000YES   None   Sole
METLIFE INC               Common Shar59156R108        29163494200YES   None   Sole
NABORS INDUSTRIES LTD     Common SharBMG6359F1032     14890500000YES   None   Sole
NORFOLK SOUTHERN CORP     Common Shar655844108        33518666500YES   None   Sole
PETROLEO BRASILEIRO S.A.-ACommon Shar71654V408         1401 13600YES   None   Sole
PHELPS DODGE CORP         Common Shar717265102        21550180000YES   None   Sole
REINSURANCE GROUP OF AMERICommon Shar759351109        11246201900YES   None   Sole
CIA VALE DO RIO DOCE-ADR  Common Shar204412209         1077 36200YES   None   Sole
SHIP FINANCE INTL LTD     Common SharBMG810751062      9827413614YES   None   Sole
SHINHAN FINANCIAL GRP-ADR Common Shar824596100         1240 12000YES   None   Sole
CIA SIDERURGICA NACL-SP ADCommon Shar20440W105          180  6000YES   None   Sole
CHINA PETROLEUM & CHEM-ADRCommon Shar16941R108         1269 13700YES   None   Sole
TELEKOMUNIK INDONESIA-SP ACommon Shar715684106         1368 30000YES   None   Sole
TALISMAN ENERGY INC       Common Shar87425E103        23018135480YES   None   Sole
TORCHMARK CORP            Common Shar891027104        18114284100YES   None   Sole
UNIBANCO-GDR              Common Shar90458E107         1487 16000YES   None   Sole
VALERO ENERGY CORP        Common Shar91913Y100         3325 65000YES   None   Sole
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